Deposits - Restricted	12 Months Ended
Dec. 31, 2010
Deposits - Restricted [Abstract]
Deposits - Restricted
7. Deposits — Restricted
     The following table presents the Company’s restricted deposits as of December 31, 2010 and 2009 (amounts in thousands):

	December 31,	December 31,
	2010	2009
Tax—deferred (1031) exchange proceeds	$103,887	$244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825

Totals	$180,987	$352,008

(1)	Primarily represents amounts held in escrow by the lender and released as draw requests are made on fully funded development mortgage loans.